Provisions for judicial and administrative proceedings, commitments and other provisions	12 Months Ended
Dec. 31, 2022
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Provisions for judicial and administrative proceedings, commitments and other provisions

22.	Provisions for judicial and administrative proceedings, commitments and other provisions

a) Breakdown

The breakdown of the balance of “Provisions” is as follows:

Thousand of reais	2022	2021	2020

Pension fund provisions and similar requirements	1,775,202	2,728,126	3,929,265
Provisions for lawsuits and administrative proceedings, commitments and other provisions	7,339,941	8,876,356	9,885,713
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)	496	496	496
Judicial and administrative proceedings	6,754,262	7,668,914	8,648,892
Of which:
Civil	2,875,936	3,231,004	3,429,155
Labor	1,700,752	2,071,811	2,886,990
Tax and Social Security	2,177,574	2,366,099	2,332,747
Provisions for contingent commitments (Note 22.b.1)	430,484	908,027	724,779
Others provisions	154,700	298,919	511,546
Total	9,115,143	11,604,482	13,814,978

b) Changes

The changes in “Provisions” were as follows:

Thousand of reais	2022

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	2,728,126	8,876,356	11,604,482
Additions charged to income:
Interest expense and similar charges	156,637	-	156,637
Personnel Expenses (Note 39)	6,447	-	6,447
Constitutions / Reversals and Adjustment of provisions	40,470	1,652,562	1,693,032
Other Comprehensive Income	(401,147)	-	(401,147)
Additions to provisions for contingent commitments	-	(477,543)	(477,543)
Payments to external funds	(783,187)	-	(783,187)
Amount paid	-	(2,713,474)	(2,713,474)
Transfer to other assets - actuarial assets (Note 15)	27,856	-	27,856
Transfers, exchange differences and other changes	-	2,040	2,040
Balance at end of year	1,775,202	7,339,941	9,115,143

Thousand of reais	2021

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	3,929,265	9,885,713	13,814,978
Additions charged to income:
Interest expense and similar charges	217,413	-	217,413
Personnel Expenses (Note 39)	8,619	-	8,619
Constitutions / Reversals and Adjustment of provisions	(1,618)	1,997,788	1,996,170
Other Comprehensive Income	(833,511)	-	(833,511)
Additions to provisions for contingent commitments	-	183,248	183,248
Payments to external funds	(619,086)	-	(619,086)
Amount paid	-	(3,222,395)	(3,222,395)
Transfer to other assets - actuarial assets (Note 15)	27,045	-	27,045
Transfers, exchange differences and other changes	-	32,002	32,002
Balance at end of year	2,728,126	8,876,356	11,604,482

Thousand of reais	2020

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	4,960,620	11,365,589	16,326,209
Additions charged to income:
Interest expense and similar charges	276,933	-	276,933
Personnel Expenses (Note 39)	10,046	-	10,046
Constitutions / Reversals and Adjustment of provisions	13,044	1,565,402	1,578,446
Other Comprehensive Income	(1,133,245)	-	(1,133,245)
Additions to provisions for contingent commitments	-	40,861	40,861
Payments to external funds	(215,829)	-	(215,829)
Amount paid	-	(3,136,423)	(3,136,423)
Transfer to other assets - actuarial assets (Note 15)	17,695	-	17,695
Transfers, exchange differences and other changes	-	50,284	50,284
Balance at end of year	3,929,265	9,885,713	13,814,978

(1) For further information, see note 22. Provisions for pension funds and similar obligations.

b.1) Provisions for contingent payments

As per note 1.iii, IFRS 9 requires that the provision for expected credit losses be recorded for financial guarantee contracts provided, which have not yet been honored. The expense of providing that reflects the credit risk should be measured and accounted for when these guarantees are honored and the guaranteed customer does not comply with his contractual obligations. Below is the movement of these provisions in the 2022 and 2021 fiscal years.

Thousand of reais	2022	2021	2020

Balance at the beginning of the period (after the initial adoption of IFRS 9)	908,027	724,779	683,918
Creation of provision for contingent commitments	(477,543)	183,248	40,861
Balance at end of year	430,484	908,027	724,779

c) Tax and Social Security, Labor and Civil Provisions

Banco Santander and its subsidiaries are involved in lawsuits and administrative proceedings related to tax, labor, social security and civil arising in the normal course of its activities.

The provisions were constituted based on the nature, complexity, lawsuits historic and company´s assessment of lawsuit losses based on the opinions of internal and external legal advisors. The Santander has the policy to constitute provision of full amount of lawsuits who’s the result of loss assessment is probable. The legal obligation of tax and social security were fully recognized in the financial statements.

Management understands that the provisions made are sufficient to meet legal obligations and any losses arising from legal and administrative proceedings as follows:

c.1) Lawsuits and Administrative Proceedings – related to Tax and Social Security

On February 8, 2023, the STF decided on res judicata in tax matters (Items 881 and 885), considering that a final decision on taxes collected on a continuous basis loses its effects if the Court decides otherwise. Banco Santander assessed and did not identify any material impact as a result of this decision. On February 8, 2023, the STF decided on res judicata in tax matters (Items 881 and 885), considering that a final decision on taxes collected on a continuous basis loses its effects if the Court decides otherwise. Banco Santander assessed and did not identify any material impact as a result of this decision.

The main legal obligations and administrative proceedings, recorded at the line of “Tax Liabilities – Current”, recorded integrality as an obligation are described as follows:

• PIS and Cofins - R$2,436,157 (12/31/2021 - R$4,075,496) Banco Santander and its subsidiaries filed legal measures seeking to invalidate the provisions of Law 9718/1998, according to which PIS and COFINS must be levied on all revenues of legal entities. Prior to the said rule, which had already been ruled out in numerous recent decisions by the Federal Supreme Court in relation to non-financial corporations, PIS and COFINS were levied only on billing related to the sale of goods. On April 23, 2015, the Federal Supreme Court issued a decision applicable only to Santander Brasil, accepting jurisdiction over the appeal relating to PIS and rejecting jurisdiction over the appeal relating to COFINS. The tax authorities appealed the decision of the Federal Supreme Court regarding COFINS, which was rejected on August 19, 2015. Regarding COFINS, the case is closed, with a decision in favor of Santander Brasil. In December 2022, the appeal related to the PIS, had its judgment initiated with a favorable vote of the rapporteur. Thus, after evaluating the forecasts and also considering procedural aspects, there was an improvement in the classification of the chances of success by the lawyers, so that the risk of loss is now considered possible as presented in the balances of item 22.c.4, not being probable an outflow of resources embodying economic benefits to settle the PIS obligation. The appeals filed by other companies in the group are awaiting judgment.

Main lawsuits and administrative proceedings with probable loss risk

Banco Santander and its subsidiaries are parties in lawsuits and administrative proceedings related to tax and social security matters, which their risk of loss are classified as probable, based on the opinion of legal counsel.

Those are de main themes at the proceedings:

• Provisional Contribution on Financial Transactions (CPMF) on Customer Operations – R$ 1,016,253 (12/31/2021 – R$ 945,715): in May 2003, the Federal Revenue Service of Brazil issued a notice of infraction on Santander Distribuidora de Títulos e Valores Mobiliários Ltda. (Santander DTVM) and another notice at Banco Santander (Brasil) S.A. The object of the case was the collection of CPMF on operations carried out by Santander DTVM in the management of its customers' funds and clearing services provided by the Bank to Santander DTVM, which occurred during the years 2000, 2001 and 2002. The administrative process ended unfavorable for both Companies. On July 3, 2015, Banco and Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A. and Santander DTVM) filed a lawsuit seeking to annul both tax debts. Said action had an unfounded sentence and judgment, which gave rise to the filing of a Special Appeal with the STJ and an Extraordinary Appeal with the STF, which are awaiting judgment. Based on the assessment of the legal advisors, a provision was set up to cover the loss considered.

• Social Security Contribution (INSS) - R$133,593 (12/31/2021 - R$53,936) Banco Santander and its subsidiaries are discussing administratively and judicially the collection of the social security contribution and education allowance on various sums that, according to the assessment of the legal advisors, do not have a salary nature.

• Tax on Services (ISS) - Financial Institutions - R$319,020 (2021 - R$283,528 and 2020 - R$263,183): Banco Santander and its subsidiaries are administratively and judicially discussing the requirement, by several municipalities, to pay ISS on various revenues arising from operations that are not usually classified as installments services. (Note 22.c.4 – Possible Loss Risk).

c.2) Legal and Administrative Lawsuits of a Labor Nature

These are lawsuits filed by Unions, Associations, the Public Ministry of Labor and former employees claiming labor rights they deem to be due, in particular the payment of “overtime” and other labor rights, including lawsuits related to retirement benefits.

For lawsuits considered common and similar in nature, provisions are recorded based on the historical average of closed proceedings. Claims that do not meet the above criteria are provisioned based on an individual assessment carried out, and the provisions are set up based on the probable risk of loss, in the law and in case law, in accordance with the assessment of loss carried out by the legal advisors.

Former employees of Banespa. Action distributed in 1998 by the Association of Retired Persons of Banespa (AFABESP) requesting the payment of a semiannual bonus provided for in the regulations of Banco Banespa for approximately 8,400 former employees (retirees), according to which the payment will be made in the event that the Bank makes a profit and the distribution of this profit is approved by the board of directors. The bonus was not paid in 1994 and 1995 because Banespa bank did not make a profit during these years. Partial payments were made between 1996 and 2000 as approved by the board of directors. Said clause was excluded from the regulation in 2001. The Regional Labor Court and the Superior Labor Court ordered Santander Brasil, as successor to Banespa, to pay the semiannual bonus for the periods relating to the second semester of 1996 and the semesters of 1997. On March 20, 2019, a decision of the Federal Supreme Court (Supreme Federal Court, or “STF”) rejected the extraordinary appeal filed by Banco Santander, which did not resolve the merits of the case. We filed a rescission action to annul the sentence due to the lack of legitimacy of AFABESP (second precedent No. 573.232 of the STF) or to recognize the nullity of the TRT judgment that did not notify Banco Santander about the modifying effects of the decision, as well as to suspend the execution in the main process. The rescission action was dismissed, and this decision was filed a motion for clarification, due to the absence of an explicit statement about the arguments brought by the Bank. Regarding the Motions for Clarification, the points of omission were not answered as required by law, which is why an Extraordinary Appeal was filed, which was denied by the TST. From this decision, the Bank filed an interlocutory appeal, which is pending admissibility, considering that the decisions rendered by the Superior Labor Court contradict the already peaceful position in the STF (precedent No. 573,232), according to which the Association needs a specific power of attorney to sue in judgment, and also the decision affronts constitutional precepts about access to justice (item XXXV of art. 5 of the CF) by determining excessive collection of costs. In relation to the main action, in August 2021, a decision was rendered that determined that the execution be carried out individually in the court corresponding to each defendant and AFABESP filed an appeal, however, so far there has been no decision in this regard.

Our legal advisors classified the risk of loss as probable. The current decisions of the court, and neither of the court in the main proceedings, do not define a specific amount to be paid by those replaced, and the amounts must be determined in the regular settlement of the sentence, which is why approximately 4,500 compliance actions have already been distributed individual of the collective sentence.

On December 31, 2022, the case is classified as probable loss and the provision was constituted based on the estimated loss

c.3) Civil Judicial and Administrative Proceedings

These provisions generally arise from: (1) lawsuits requesting revision of contractual terms and conditions or requests for monetary adjustments, including alleged effects of the implementation of various government economic plans, (2) lawsuits arising from financing contracts, (3) execution actions; and (4) damages claims. For civil actions considered common and similar in nature, provisions are recorded based on the historical average of closed proceedings. Claims that do not meet the above criteria are provisioned based on an individual assessment carried out, and the provisions are set up based on the probable risk of loss, in the law and in case law, in accordance with the assessment of loss carried out by the legal advisors.

The main lawsuits classified as risk of probable loss are described below:

Indemnity Actions - These refer to compensation for material and/or moral damage, relating to the consumer relationship, dealing mainly with issues relating to credit cards, direct consumer credit, checking accounts, collection and loans and other matters. In the actions related to causes considered similar and usual for the business, in the normal course of the Bank's activities, the provision is constituted based on the historical average of closed processes. Claims that do not meet the above criteria are provisioned based on an individual assessment carried out, and the provisions are set up based on the probable risk of loss, in the law and in case law, in accordance with the assessment of loss carried out by the legal advisors.

Economic Plans - Refer to legal disputes, claiming alleged inflationary purges arising from Economic Plans (Bresser, Verão, Collor I and II), as they understand that such plans violated acquired rights related to the application of inflation indices supposedly due to Savings Accounts, Judicial Deposits and Time Deposits (CDBs). The lawsuits are provisioned based on the individualized assessment of loss carried out by the legal advisors.

Banco Santander is also party to public civil actions, on the same matter, filed by consumer protection entities, the Public Ministry or Public Defenders. The constitution of a provision is made only for cases with probable risk, based on requests for individual executions. The issue is still under review at the STF. There is jurisprudence in the STF favorable to Banks regarding economic phenomenon similar to that of savings, as in the case of correction of time deposits (CDBs) and corrections applied to contracts (table).

However, the jurisprudence of the STF has not yet been consolidated on the constitutionality of the norms that modified the monetary standard in Brazil. On April 14, 2010, the Supreme Court of Justice (STJ) ruled that the deadline for bringing public civil actions discussing the purges is 5 years from the date of the plans, but this decision has not yet become final. Thus, with this decision, a large part of the actions, as they were proposed after a period of 5 years, will probably be dismissed, reducing the amounts involved. The STJ also decided that the period for individual savers to qualify for Public Civil Actions is also 5 years, counted from the final and unappealable decision of the respective sentence. Banco Santander believes in the success of the theses defended before these courts for their content and foundation.

At the end of 2017, the Federal General Counsel (AGU), Bacen, the Consumer Defense Institute (Idec), the Brazilian Savings Front (Febrapo) and the Brazilian Federation of Banks (Febraban) signed an agreement that seeks to end the legal disputes over the Economic Plans.

Discussions focused on defining the amount that would be paid to each author, according to the balance in the passbook on the date of the plan. The total value of the payments will depend on the number of subscriptions, and also on the number of savers who have proven in court the existence of the account and the balance on the anniversary date of the change in the indices. The term of agreement negotiated between the parties was approved by the STF.

In a decision handed down by the STF, there was a national suspension of all processes that deal with the issue for the period of validity of the agreement, with the exception of cases in which the sentence was definitively complied with.

On March 11, 2020, the agreement was extended by means of an amendment, with the inclusion of actions that involve only the discussion of the Collor I Plan. This extension has a period of 5 years and the approval of the terms of the amendment took place on June 3, 2020.

Management considers that the provisions made are sufficient to cover the risks involved with the economic plans, considering the approved agreement.

c.4) Tax and Social Security, Labor and Civil Contingent Liabilities Classified as Risk of Possible Loss

These are legal and administrative proceedings of a tax, social security, labor and civil nature classified, based on the opinion of legal advisors, as a possible risk of loss, and therefore not provisioned.

Tax lawsuits classified as possible losses totaled R$33,065,986 million in the Consolidated, with the main lawsuits being as follows:

INSS on Profit Sharing (PLR) - the Bank and its subsidiaries have legal and administrative proceedings resulting from questioning by the tax authorities, regarding the collection of social security contributions on payments made as profit sharing. As of December 31, 2022, amounts related to these proceedings totaled approximately R$8,328,563.

Tax on Services (ISS) - Financial Institutions - Banco Santander and its subsidiaries are discussing administratively and in court the demand, by several municipalities, of payment of ISS on various revenues arising from operations that are not usually classified as services rendered. As of December 31, 2022, the amount was approximately R$ 4,716,156.

Non-Approved Compensation - the Bank and its affiliates are discussing administratively and judicially with the Federal Revenue Service the non-approval of tax offsets with credits arising from overpayments or undue payments. As of December 31, 2022, the amount was approximately R$ 5,319,526.

Amortization of Banco Real's Goodwill - the Federal Revenue Service of Brazil issued a tax assessment notice against the Bank to demand the payment of IRPJ and CSLL, including late payment charges, for the 2009 base period. The Tax Authorities considered that the goodwill related to the acquisition of Banco Real, amortized before its merger, could not be deducted by Banco Santander for tax purposes. The tax assessment notice was duly challenged and we are currently awaiting judgment before the CARF. As of December 31, 2022, the amount was approximately R$ 1,547,782.

Losses on Credit Operations - the Bank and its subsidiaries challenged the tax assessments issued by the Federal Revenue of Brazil alleging the improper deduction of losses on credit operations from the IRPJ and CSLL calculation bases for allegedly not complying with the requirements of applicable laws. As of December 31, 2022, the amount was approximately R$ 1,669,620.

Use of CSLL Tax Loss and Negative Basis – Infraction notices drawn up by the Federal Revenue Service of Brazil in 2009 for alleged undue compensation of tax losses and CSLL negative basis, as a result of tax assessments issued in previous periods. Judgment at the administrative level is awaited. On December 31, 2022, the amount was R$1,156,559.

Amortization of Banco Sudameris Goodwill - the tax authorities issued tax assessment notices to demand the payments of IRPJ and CSLL, including late payment charges, referring to the tax deduction of the amortization of the goodwill paid on the acquisition of Banco Sudameris, referring to the base period 2007 to 2012. Banco Santander presented the respective administrative defenses, which were judged unfavorably. Currently, the processes are awaiting judgment at CARF. As of December 31, 2022, the amount was approximately R$ 699,460 million.

IRPJ and CSLL - Capital Gain - the Internal Revenue Service of Brazil issued a tax assessment notice against Santander Seguros (legal successor of ABN AMRO Brasil Dois Participações SA (AAB Dois Par) charging income tax and social contribution related to the fiscal year de 2005. The Federal Revenue Service of Brazil claims that the capital gain on the sale of the shares of Real Seguros SA and Real Vida e Previdência SA by AAB Dois Par should be taxed at a rate of 34.0% instead of 15.0%. The assessment was challenged administratively based on the understanding that the tax treatment adopted in the transaction was in accordance with current tax legislation and the capital gain was duly taxed. The administrative proceeding ended unfavorably to the Company. In July 2020, the Company filed a lawsuit seeking to cancel the debt. The lawsuit is awaiting judgment. Banco Santander is responsible for any adverse outcome in this proceeding as the former controlling shareholder of the Zurich Santander Brasil Seguros e Previdência S.A. As of December 31, 2022, the amount was approximately R$ 521,724 million.

IRRF - Remittance Abroad - The Company filed a court order seeking to avoid taxation of the Withholding Income Tax - IRRF on income derived from the provision of services performed by a company abroad, as they do not involve transfer of technology, due to the existence of International Treaties signed between Brazil- Chile; Brazil-Mexico and Brazil-Spain, avoiding double taxation – DTTs. In July 2013, injunctive relief was granted to suspend the enforceability of the amounts, and therefore, the judgment prevailed. Currently, the lawsuit awaits judgment at the Federal Regional Court of the 3rd Region. On June 30, 2022, the amount was approximately R$691,975.

Labor claims classified as a possible loss totaled R$315,134, excluding the lawsuit below:

Readjustment of the Pension Supplements of Banesprev by the IGPDI – action filed in 2002 in the Federal Court by the Association of Retired Employees of the Bank of the State of São Paulo requesting the readjustment of the pension supplementation by the IGPDI for Banespa retirees who have been admitted until May 22 of 1975. The judgment granted the correction, but only in periods in which no other form of adjustment was applied. The Bank and Banesprev appealed this decision and the appeals are still pending judgment. In Provisional Execution, calculations were presented by the Bank and Banesprev due to the exclusion of participants who, among other reasons, appear as plaintiffs in other actions or have already had some type of readjustment. The amount involved is not disclosed due to the current procedural stage of the case and potentially affecting the progress of the action.

Liabilities related to civil lawsuits with possible risk of loss totaled R$ 2,488,221 in the Consolidated, with the main lawsuits:

• Action for Indemnity Referring to Custody Services - provided by Banco Santander at an initial stage and still without a sentence handed down.

• Indemnity Action from Banco Bandepe - related to the loan agreement. After the appeal filed by the Bank with the Superior Court of Justice was upheld, the party began a new liquidation of the judgment.

c.5) Other Lawsuits for the Liability of Former Controllers

They refer to civil lawsuits, in the amounts of R$ 496 (12/31/2020 - R$496), of responsibility of the former controllers of banks and acquired companies. Based on the signed contracts, these actions are guaranteed full reimbursement by the former controllers, whose respective rights were recorded in other assets.